UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 14, 2012

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		40

FORM 13F Information Table Value Total:	$29,120,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1584  34447.0 SH       SOLE                  34447.0
ASML Holding N V ADR           COM              N07059111     1130  22537.0 SH       SOLE                  22537.0
Altria Group, Inc.             COM              718154107      497  16106.0 SH       SOLE                  16106.0
Anadarko Petroleum             COM              032511107      871  11112.0 SH       SOLE                  11112.0
Apple Computing                COM              037833100     3094   5160.0 SH       SOLE                   5160.0
Axis Capital                   COM              G0692U109      465  14010.0 SH       SOLE                  14010.0
Bio Reference Lab              COM              09057G602      616  26201.0 SH       SOLE                  26201.0
Blue Earth Refineries          COM              G11999102       15  91213.0 SH       SOLE                  91213.0
Catalyst Pharmaceuticals       COM              14888U101      105  94522.0 SH       SOLE                  94522.0
China XD Plastics              COM              16948F107      645 118330.0 SH       SOLE                 118330.0
Fuelnation, Inc.               COM              359528205        0 496780.0 SH       SOLE                 496780.0
General Electric               COM              369604103     1073  53470.0 SH       SOLE                  53470.0
Helen of Troy Limited          COM              G4388N106      211   6195.0 SH       SOLE                   6195.0
IBM                            COM              459200101      960   4599.0 SH       SOLE                   4599.0
Intel Corp.                    COM              458140100     1195  42515.0 SH       SOLE                  42515.0
KHD Humboldt Wedag             COM              D4024H102      263  31991.0 SH       SOLE                  31991.0
Kodiak oil and gas             COM              50015Q100     1074 107860.0 SH       SOLE                 107860.0
MFC Industrial                 COM              55278T105     2215 287985.0 SH       SOLE                 287985.0
Mattson Technology             COM              577223100     1185 427751.0 SH       SOLE                 427751.0
Microsoft                      COM              594918104      223   6925.0 SH       SOLE                   6925.0
Motor Car Parts                COM              620071100      708  73630.0 SH       SOLE                  73630.0
Multiband                      COM              62544X209      381 126481.0 SH       SOLE                 126481.0
Mymetics Corp                  COM              62856A102       19 188682.0 SH       SOLE                 188682.0
NII Holdings                   COM              62913F201      519  28349.0 SH       SOLE                  28349.0
Nanometrics                    COM              630077105     1075  58080.0 SH       SOLE                  58080.0
O2 Micro                       COM              67107W100      530  94445.0 SH       SOLE                  94445.0
PepsiCo, Inc.                  COM              713448108      249   3754.0 SH       SOLE                   3754.0
Philip Morris International    COM              718172109      444   5011.0 SH       SOLE                   5011.0
QUALCOMM                       COM              747525103     1252  18397.0 SH       SOLE                  18397.0
Rudolph Technologies           COM              781270103      628  56555.0 SH       SOLE                  56555.0
STEC                           COM              784774101      297  31454.0 SH       SOLE                  31454.0
Sandridge Energy               COM              80007P307     1193 152332.0 SH       SOLE                 152332.0
Sigma Design                   COM              826565103      149  28861.0 SH       SOLE                  28861.0
Stifel Financial Corp.         COM              860630102      317   8375.0 SH       SOLE                   8375.0
Tennant Company                COM              880345103      577  13120.0 SH       SOLE                  13120.0
Valeant Pharmaceuticals        COM              91911K102      772  14385.0 SH       SOLE                  14385.0
Veeco Instr                    COM              922417100      365  12745.0 SH       SOLE                  12745.0
Walgreens                      COM              931422109      222   6640.0 SH       SOLE                   6640.0
Yum Brands, Inc                COM              988498101      441   6193.0 SH       SOLE                   6193.0
Zoltek                         COM              98975W104     1561 137920.0 SH       SOLE                 137920.0